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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund, for the quarter ended January 31, 2009. These series have April 30 fiscal year end.

Date of reporting period:  January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
FIXED-RATE 1.8%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $2,906,427)	$2,903,524	$3,138,709

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.3%
FIXED-RATE 3.3%
FHLMC, Ser. 2647, Class PC, 5.00%, 11/15/2031	2,500,000	2,577,659
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	15,905	16,634
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	2,800,000	2,838,843
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	165,128	175,281

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,280,259)		5,608,417

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 15.1%
FIXED-RATE 15.1%
FHLMC:
5.00%, 09/15/2028	210,000	215,496
6.50%, 09/25/2043	97,888	100,585
7.50%, 09/01/2013-08/25/2042	134,744	141,904
9.00%, 12/01/2016	89,073	95,294
9.50%, 12/01/2022	15,231	16,767
FHLMC 30 year:
5.00%, TBA #	4,720,000	4,793,014
5.50%, TBA #	920,000	941,419
FNMA:
5.69%, 11/01/2011	5,029,922	5,231,169
6.27%, 02/01/2011	3,292,922	3,420,163
6.45%, 09/01/2016	1,717,269	1,825,055
7.87%, 07/01/2026	2,955,165	3,393,929
9.00%, 02/01/2025-09/01/2030	150,774	162,889
10.00%, 09/01/2010-04/01/2021	72,571	80,048
FNMA 15 year:
4.50%, TBA #	3,340,000	3,386,967
5.00%, TBA #	1,690,000	1,729,345
GNMA:
8.00%, 03/15/2022-08/15/2024	46,819	49,801
8.25%, 05/15/2020	49,418	52,628
8.50%, 09/15/2024-01/15/2027	26,481	28,387
9.00%, 12/15/2019	55,839	59,828
9.50%, 09/15/2019	8,012	8,742
10.00%, 01/15/2019-03/15/2020	28,159	31,099

Total Agency Mortgage-Backed Pass Through Securities (cost $25,420,718)		25,764,529

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	145,919	149,521
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	1,323,975	1,318,996

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $1,396,214)		1,468,517

ASSET-BACKED SECURITIES 1.5%
Acacia CDO, Ltd.:
Ser. 05A, Class E, FRN, 5.19%, 11/08/2039 144A ☐ ^	3,000,000	225,000
Ser. 10A, Class C, FRN, 3.98%, 09/07/2046 144A	1,032,018	10
C-Bass, Ltd., Ser. 13A, Class D, FRN, 4.22%, 03/17/2040 144A	1,732,013	63,219
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	1,500,000	609,172
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A ☐ •	58,270	1,165
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	2,500,000	1,000,154
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 2.92%, 07/07/2040 144A	2,522,664	176,864
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	1,078,000	466,591

Total Asset-Backed Securities (cost $8,851,839)		2,542,175

1

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.2%
FIXED-RATE 9.5%
American Home Mtge. Investment Trust:
Ser. 2005-2, Class LV-A, 5.66%, 08/25/2035	$699,205	$359,770
Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	1,000,000	435,364
Banc of America Comml. Mtge., Inc.:
Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	2,651,207
Ser. 2003-7, Class B6, 4.75%, 09/25/2018	212,868	6,988
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 5.82%, 12/10/2049	910,000	157,433
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,920,000	1,564,800
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049	2,500,000	427,115
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	2,425,000	1,810,904
Greenwich Capital Comml. Funding Corp., Ser. 2004-GG1, Class A7, 5.32%, 06/10/2036	4,000,000	3,639,817
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	1,911,453	1,891,929
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	185,182
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	3,045,000	2,325,515
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	488,631
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	218,584

		16,163,239

FLOATING-RATE 1.7%
Capmark, Ltd., Ser. 2006-7A, Class B, 0.70%, 08/20/2036 144A	500,000	99,175
Citigroup Comml. Mtge. Trust:
Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	450,000	138,287
Ser. 2007-C6, Class C, 5.70%, 07/10/2017	855,000	143,526
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	2,835,000	1,429,879
Goldman Sachs Mtge. Securities Corp.:
Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	2,700,000	1,008,868
Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045	60,000	36,045
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.87%, 05/25/2036 144A	419,365	36,745

		2,892,525

Total Commercial Mortgage-Backed Securities (cost $32,148,446)		19,055,764

CORPORATE BONDS 28.1%
CONSUMER DISCRETIONARY 2.8%
Auto Components 0.1%
Cooper Standard Automotive, Inc., 7.00%, 12/15/2012	10,000	3,150
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	225,000	88,875
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	35,000	33,075
9.00%, 07/01/2015	20,000	18,550

		143,650

Diversified Consumer Services 0.0%
Carriage Services, Inc., 7.875%, 01/15/2015	35,000	29,400

Hotels, Restaurants & Leisure 0.2%
Boyd Gaming Corp., 7.75%, 12/15/2012	5,000	4,450
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	70,000	39,550
8.125%, 05/15/2011	20,000	7,900
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	35,000	7,175
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	55,000	27,500
MGM MIRAGE, 8.50%, 09/15/2010	15,000	12,150
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	59,000	51,920
Seneca Gaming Corp., 7.25%, 05/01/2012	50,000	40,250
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	80,000	49,600
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	50,000	38,625

		279,120

2

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.2%
Centex Corp., 5.80%, 09/15/2009	$65,000	$63,375
D.R. Horton, Inc.:
4.875%, 01/15/2010	30,000	28,350
6.00%, 04/15/2011	5,000	4,375
9.75%, 09/15/2010	65,000	62,400
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	20,000	16,500
11.50%, 05/01/2013	5,000	4,138
Lennar Corp.:
5.125%, 10/01/2010	90,000	74,475
7.625%, 03/01/2009	25,000	24,500
Libbey, Inc., FRN, 9.57%, 06/01/2011	95,000	42,275
Meritage Homes Corp.:
6.25%, 03/15/2015	55,000	34,100
7.00%, 05/01/2014	45,000	29,475
Pulte Homes, Inc.:
7.875%, 08/01/2011	40,000	37,600
8.125%, 03/01/2011	20,000	18,900

		440,463

Internet & Catalog Retail 0.0%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	50,000	30,250

Media 0.7%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	20,000	17,100
10.875%, 09/15/2014 144A	150,000	130,500
CSC Holdings, Inc.:
7.625%, 04/01/2011	30,000	30,000
8.50%, 04/15/2014 144A	15,000	14,812
Idearc, Inc., 8.00%, 11/15/2016	155,000	5,619
Lamar Media Corp.:
6.625%, 08/15/2015	10,000	7,550
7.25%, 01/01/2013	10,000	8,275
Mediacom, LLC, 7.875%, 02/15/2011	25,000	23,625
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	85,000	25,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	35,000	24,937
Time Warner, Inc., 7.625%, 04/15/2031	900,000	869,295

		1,157,213

Multiline Retail 1.0%
Kohl’s Corp., 6.875%, 12/15/2037	575,000	433,368
Macy’s, Inc.:
6.375%, 03/15/2037	700,000	403,369
7.45%, 09/15/2011	500,000	414,688
7.875%, 07/15/2015	20,000	15,353
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	35,000	15,750
Target Corp., 6.50%, 10/15/2037	450,000	416,788

		1,699,316

Specialty Retail 0.5%
American Achievement Corp., 8.25%, 04/01/2012 144A	125,000	100,625
Best Buy Co., Inc., 6.75%, 07/15/2013	15,000	13,639
Home Depot, Inc., 5.875%, 12/16/2036	1,000,000	750,443
Staples, Inc., 9.75%, 01/15/2014	20,000	21,292

		885,999

3

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	$115,000	$86,825
Visant Corp., 7.625%, 10/01/2012	50,000	45,250

		132,075

CONSUMER STAPLES 0.5%
Beverages 0.0%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	50,000	50,808

Food Products 0.1%
Del Monte Foods Co.:
6.75%, 02/15/2015	15,000	14,175
8.625%, 12/15/2012	65,000	66,300
Tyson Foods, Inc., 7.35%, 04/01/2016	30,000	24,804

		105,279

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	10,000	7,050

Tobacco 0.4%
Altria Group, Inc.:
9.70%, 11/10/2018	15,000	16,441
9.95%, 11/10/2038	565,000	606,216

		622,657

ENERGY 3.0%
Energy Equipment & Services 0.2%
Bristow Group, Inc., 7.50%, 09/15/2017	50,000	36,750
GulfMark Offshore, Inc., 7.75%, 07/15/2014	55,000	43,175
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	140,000	100,450
Parker Drilling Co., 9.625%, 10/01/2013	43,000	32,035
PHI, Inc., 7.125%, 04/15/2013	105,000	67,725

		280,135

Oil, Gas & Consumable Fuels 2.8%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	225,000	194,062
9.50%, 02/15/2015	60,000	59,100
El Paso Corp.:
6.75%, 05/15/2009	15,000	15,001
7.42%, 02/15/2037	90,000	65,700
12.00%, 12/12/2013	15,000	16,163
EnCana Corp., 6.625%, 08/15/2037	1,000,000	766,232
Encore Acquisition Co., 6.00%, 07/15/2015	90,000	72,450
Exco Resources, Inc., 7.25%, 01/15/2011	105,000	88,725
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	85,000	68,425
Forest Oil Corp.:
7.25%, 06/15/2019 144A	35,000	29,313
7.25%, 06/15/2019	70,000	58,625
Frontier Oil Corp., 6.625%, 10/01/2011	35,000	33,600
Inergy Holdings, LP, 8.75%, 03/01/2015 144A	35,000	33,250
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	1,080,643
Newfield Exploration Co.:
6.625%, 04/15/2016	55,000	48,950
7.125%, 05/15/2018	65,000	57,688
Peabody Energy Corp.:
5.875%, 04/15/2016	155,000	140,275
7.875%, 11/01/2026	80,000	68,400

4

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Petrohawk Energy Corp.:
7.875%, 06/01/2015 144A	$145,000	$122,162
10.50%, 08/01/2014 144A	25,000	23,938
Plains Exploration & Production Co., 7.625%, 06/01/2018	90,000	77,400
Quicksilver Resources, Inc., 8.25%, 08/01/2015	25,000	20,250
Range Resources Corp.:
7.25%, 05/01/2018	10,000	9,125
7.50%, 10/01/2017	10,000	9,325
Sabine Pass LNG, LP, 7.25%, 11/30/2013	220,000	164,450
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	15,000	11,925
Southwestern Energy Co., 7.50%, 02/01/2018 144A	35,000	33,250
Sunoco, Inc., 9.00%, 11/01/2024	500,000	475,640
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	20,000	19,950
Tesoro Corp., 6.50%, 06/01/2017	155,000	116,250
Williams Cos.:
7.125%, 09/01/2011	135,000	132,376
8.125%, 03/15/2012	10,000	9,950
8.75%, 03/15/2032	50,000	45,857
XTO Energy, Inc., 6.75%, 08/01/2037	700,000	638,204

		4,806,654

FINANCIALS 15.3%
Capital Markets 4.5%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 ☐ +	3,500,000	2,100,000
E*TRADE Financial Corp.:
12.50%, 11/30/2017 144A	53,125	29,750
12.50%, 11/30/2017	5,312	2,975
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	1,200,000	1,159,549
6.15%, 04/01/2018	74,000	67,687
6.75%, 10/01/2037	900,000	685,940
7.50%, 02/15/2019	25,000	24,787
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	10,000	1,450
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	1,100,000	1,070,339
7.75%, 05/14/2038	575,000	546,467
Morgan Stanley:
5.625%, 01/09/2012	1,125,000	1,057,039
5.95%, 12/28/2017	1,000,000	868,975
6.625%, 04/01/2018	95,000	87,080
FRN, 1.57%, 10/15/2015	15,000	10,287

		7,712,325

Commercial Banks 3.8%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	764,872
FBOP Corp., 10.00%, 05/28/2009 ☐ +	4,000,000	3,200,000
National City Corp., 5.80%, 06/07/2017	1,700,000	1,541,677
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,000,000	966,155

		6,472,704

Consumer Finance 2.2%
American Water Capital Corp., 6.09%, 10/15/2017	850,000	760,787
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	97,962
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	290,000	245,742
9.75%, 09/15/2010	5,000	4,128

5

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Fresenius U.S. Finance II, Inc., 9.00%, 07/15/2015 144A	$5,000	$5,062
General Electric Capital Corp.:
5.625%, 05/01/2018	50,000	46,189
5.875%, 01/14/2038	70,000	55,840
6.15%, 08/07/2037	20,000	16,470
6.875%, 01/10/2039	45,000	39,988
GMAC, LLC:
6.75%, 12/01/2014 144A	9,000	5,856
6.875%, 09/15/2011 144A	193,000	152,032
6.875%, 08/28/2012 144A	91,000	65,119
7.75%, 01/19/2010	85,000	73,564
8.00%, 12/31/2018 144A	37,000	14,628
8.00%, 11/01/2031 144A	105,000	63,008
FRN, 3.40%, 05/15/2009	155,000	145,119
International Lease Finance Corp.:
4.375%, 11/01/2009	10,000	9,129
4.75%, 07/01/2009	10,000	9,632
4.875%, 09/01/2010	40,000	33,230
5.125%, 11/01/2010	15,000	12,257
5.75%, 06/15/2011	17,000	13,205
6.375%, 03/15/2009	13,000	12,864
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,345,008
Sprint Capital Corp., 6.875%, 11/15/2028	1,010,000	574,302

		3,801,121

Diversified Financial Services 0.9%
Citigroup, Inc., 5.50%, 08/27/2012	650,000	599,204
JPMorgan Chase & Co., 6.40%, 05/15/2038	750,000	739,657
Leucadia National Corp.:
7.125%, 03/15/2017	15,000	11,100
8.125%, 09/15/2015	190,000	154,850

		1,504,811

Insurance 0.6%
Prudential Financial, Inc., 6.10%, 06/15/2017	1,200,000	1,009,968

Real Estate Investment Trusts (REITs) 3.3%
BRE Properties, Inc., 5.50%, 03/15/2017	1,200,000	775,530
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	2,576,934
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	886,746
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	812,125
Host Marriott Corp.:
7.125%, 11/01/2013	110,000	95,700
Ser. Q, 6.75%, 06/01/2016	120,000	96,600
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	65,000	60,125
7.00%, 01/15/2016	105,000	93,975
Ventas, Inc.:
6.75%, 04/01/2017	60,000	50,400
7.125%, 06/01/2015	45,000	39,938
9.00%, 05/01/2012	25,000	25,000

		5,513,073

Thrifts & Mortgage Finance 0.0%
Residential Capital, LLC, 8.50%, 05/15/2010 144A	30,000	21,300

6

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.2%
Biotechnology 0.7%
Amgen, Inc., 6.375%, 06/01/2037	$1,075,000	$1,113,770

Health Care Providers & Services 1.5%
HCA, Inc.:
9.25%, 11/15/2016	145,000	138,837
9.625%, 11/15/2016	125,000	105,313
Humana, Inc., 7.20%, 06/15/2018	65,000	54,732
Omnicare, Inc., 6.125%, 06/01/2013	165,000	150,975
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	920,249
WellPoint, Inc., 6.375%, 06/15/2037	1,300,000	1,223,830

		2,593,936

INDUSTRIALS 0.8%
Aerospace & Defense 0.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	50,000	48,250
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	715,000	657,800
6.375%, 10/15/2015	30,000	28,275

		734,325

Building Products 0.0%
Ply Gem Industries, Inc., 11.75%, 06/15/2013	20,000	11,200

Commercial Services & Supplies 0.3%
ARAMARK Corp., 8.50%, 02/01/2015	50,000	48,875
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	105,000	95,812
9.25%, 05/01/2021	95,000	98,130
Corrections Corporation of America, 6.75%, 01/31/2014	5,000	4,825
Geo Group, Inc., 8.25%, 07/15/2013	5,000	4,425
Mobile Mini, Inc., 6.875%, 05/01/2015	70,000	50,050
Toll Corp.:
8.25%, 02/01/2011	120,000	117,000
8.25%, 12/01/2011	5,000	4,850

		423,967

Machinery 0.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	260,000	118,300

Road & Rail 0.0%
Kansas City Southern, 13.00%, 12/15/2013	40,000	41,600

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	70,000	57,750

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.0%
EchoStar Corp.:
6.625%, 10/01/2014	45,000	41,062
7.125%, 02/01/2016	10,000	9,250
7.75%, 05/31/2015	25,000	23,500

		73,812

Electronic Equipment, Instruments & Components 0.2%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	50,000	44,750
Jabil Circuit, Inc., 8.25%, 03/15/2018	320,000	246,400
Sanmina-SCI Corp., 8.125%, 03/01/2016	30,000	13,050

		304,200

IT Services 0.0%
Unisys Corp., 6.875%, 03/15/2010	41,000	26,035

7

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.0%
Spansion, Inc., FRN, 5.33%, 06/01/2013 144A •	$120,000	$30,900

MATERIALS 0.7%
Chemicals 0.2%
Huntsman, LLC:
7.375%, 01/01/2015	15,000	7,725
11.625%, 10/15/2010	85,000	81,813
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	95,000	78,969
Lubrizol Corp., 8.875%, 02/01/2019	20,000	20,517
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	30,000	13,350
10.125%, 12/01/2014	26,525	8,886
Mosaic Co.:
7.30%, 01/15/2028	85,000	73,273
7.625%, 12/01/2016 144A	80,000	75,308
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	95,000	13,775

		373,616

Construction Materials 0.1%
CPG International, Inc.:
10.50%, 07/01/2013	160,000	90,400
FRN, 8.56%, 07/01/2012	35,000	19,425
CRH America, Inc., 8.125%, 07/15/2018	40,000	30,421
Texas Industries, Inc., 7.25%, 07/15/2013 144A	45,000	34,200

		174,446

Containers & Packaging 0.1%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	23,000	11,385
Exopack Holding Corp., 11.25%, 02/01/2014	135,000	78,975
Graphic Packaging International, Inc., 8.50%, 08/15/2011	95,000	84,075

		174,435

Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	20,000	18,519
8.25%, 04/01/2015	25,000	21,305
8.375%, 04/01/2017	270,000	224,410

		264,234

Paper & Forest Products 0.1%
Georgia Pacific Corp.:
8.125%, 05/15/2011	30,000	29,100
8.875%, 05/15/2031	5,000	3,825
International Paper Co., 7.95%, 06/15/2018	135,000	109,481
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	125,000	51,875

		194,281

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.6%
Citizens Communications Co., 7.875%, 01/15/2027	50,000	37,313
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	15,000	8,475
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	750,000	716,480
Qwest Corp.:
6.50%, 06/01/2017	50,000	42,250
7.50%, 06/15/2023	35,000	26,075
7.875%, 09/01/2011	150,000	149,250
8.875%, 03/15/2012	90,000	90,000

		1,069,843

8

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.1%
AT&T Wireless, 8.125%, 05/01/2012	$1,300,000	$1,417,719
Centennial Communications Corp., 8.125%, 02/01/2014	100,000	103,000
Cricket Communications, Inc., 9.375%, 11/01/2014	30,000	27,450
MetroPCS Communications, Inc., 9.25%, 11/01/2014	160,000	149,000
Sprint Nextel Corp.:
6.90%, 05/01/2019	10,000	6,710
Ser. D, 7.375%, 08/01/2015	130,000	61,128
Ser. E, 6.875%, 10/31/2013	130,000	63,082

		1,828,089

UTILITIES 0.9%
Electric Utilities 0.7%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	165,000	166,238
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	353,000	370,908
CMS Energy Corp., 8.50%, 04/15/2011	15,000	15,180
Edison Mission Energy, 7.00%, 05/15/2017	5,000	4,675
Energy Future Holdings Corp.:
10.875%, 11/01/2017	20,000	15,900
11.25%, 11/01/2017	90,000	52,650
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	102,301	94,884
Mirant North America, LLC, 7.375%, 12/31/2013	95,000	92,150
NRG Energy, Inc., 7.375%, 02/01/2016	200,000	191,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	160,000	164,000
Public Service Company of New Mexico, 7.95%, 04/01/2015	20,000	17,819

		1,185,404

Independent Power Producers & Energy Traders 0.2%
AES Corp.:
8.00%, 10/15/2017	5,000	4,725
8.00%, 06/01/2020 144A	25,000	22,875
Dynegy Holdings, Inc., 7.50%, 06/01/2015	10,000	8,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	210,000	194,775
7.625%, 06/15/2014	25,000	20,562
7.875%, 06/15/2017	10,000	8,150

		259,087

Multi-Utilities 0.0%
PNM Resources, Inc., 9.25%, 05/15/2015	15,000	13,575

Total Corporate Bonds (cost $56,949,190)		47,772,176

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.3%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprises, Ltd., 8.25%, 05/15/2012 EUR	170,000	159,998

CONSUMER STAPLES 0.5%
Beverages 0.1%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	72,734
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	40,000	40,720

		113,454

Food & Staples Retailing 0.3%
Carrefour SA, 3.625%, 05/06/2013 EUR	250,000	312,177
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	50,000	61,262
Tesco plc, 5.875%, 09/12/2016 EUR	150,000	188,694

		562,133

9

EVERGREEN CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES continued
Tobacco 0.1%
British American Tobacco plc, 5.875%, 03/12/2015 EUR	150,000	$184,139

FINANCIALS 1.9%
Capital Markets 0.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	82,823

Commercial Banks 0.7%
KfW Bankengruppe, 15.50%, 01/25/2010 TRY	240,000	149,019
Kreditanstalt fur Wiederaufbau:
5.25%, 01/12/2012 GBP	65,000	100,408
6.375%, 02/17/2015 NZD	585,000	324,922
Landwirtschaftliche Rentenbank:
4.375%, 11/27/2017 EUR	150,000	199,741
5.75%, 01/21/2015 AUD	610,000	406,405

		1,180,495

Consumer Finance 0.8%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	250,000	329,012
BMW Finance Corp., 4.25%, 01/22/2014 EUR	300,000	362,257
JTI UK Finance plc, 4.625%, 06/10/2011 EUR	150,000	191,153
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	302,654
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	59,198
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	70,000	79,775

		1,324,049

Diversified Financial Services 0.3%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	100,000	92,767
European Investment Bank:
3.625%, 10/15/2013 EUR	70,000	91,916
6.00%, 07/15/2009 NZD	450,000	230,322
General Electric Capital Corp., 3.375%, 02/08/2012 EUR	120,000	149,810

		564,815

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
GlaxoSmithKline plc, 5.625%, 12/13/2017 EUR	250,000	323,053

INDUSTRIALS 0.1%
Aerospace & Defense 0.0%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	66,778

Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	70,000	73,501

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	41,616

MATERIALS 0.1%
Chemicals 0.0%
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	50,000	44,177

Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	74,845

Metals & Mining 0.0%
New World Resources NV, 7.375%, 05/15/2015 EUR	60,000	36,879

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	419,461

10

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 0.2%
Electric Utilities 0.1%
E.On International Finance BV, 5.75%, 05/07/2020 EUR	100,000	$128,526

Multi-Utilities 0.1%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	200,000	225,170

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $6,802,666)		5,605,912

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 6.5%
Australia:
5.25%, 03/15/2019 AUD	380,000	264,316
6.00%, 05/01/2012 AUD	400,000	270,220
6.00%, 10/14/2015 AUD	670,000	462,014
Brazil:
7.375%, 02/03/2015 EUR	360,000	485,181
10.25%, 01/10/2028 BRL	350,000	143,789
Canada:
4.25%, 02/27/2013 EUR	100,000	131,488
4.25%, 06/01/2018 CAD	830,000	738,413
Colombia, 11.50%, 05/31/2011 EUR	50,000	70,267
France:
2.25%, 07/25/2020 EUR	455,544	585,555
4.25%, 04/25/2019 EUR	755,000	995,954
Germany, 4.25%, 07/04/2039 EUR	890,000	1,211,250
Hungary:
4.50%, 02/06/2013 EUR	120,000	140,174
5.50%, 05/06/2014 GBP	67,000	82,880
6.75%, 04/12/2010 HUF	20,500,000	84,714
Korea, 5.25%, 03/10/2027 KRW	465,000,000	345,609
Malaysia:
3.83%, 09/28/2011 MYR	1,450,000	414,354
3.87%, 04/13/2010 MYR	650,000	183,039
Mexico:
4.25%, 06/16/2015 EUR	100,000	116,987
5.50%, 02/17/2020 EUR	320,000	363,744
8.00%, 12/07/2023 MXN	5,400,000	380,053
10.00%, 12/05/2024 MXN	2,095,000	173,798
Morocco, 5.375%, 06/27/2017 EUR	65,000	73,480
Netherlands, 4.00%, 07/15/2018 EUR	735,000	944,236
Norway, 5.00%, 05/15/2015 NOK	3,900,000	620,318
Philippines, 6.25%, 03/15/2016 EUR	200,000	213,844
Poland, 5.50%, 03/12/2012 EUR	250,000	334,236
South Africa, 5.25%, 05/16/2013 EUR	100,000	120,047
Sweden:
3.75%, 08/12/2017 SEK	2,850,000	359,304
4.50%, 08/12/2015 SEK	2,100,000	277,407
Ukraine, 4.95%, 10/13/2015 EUR	50,000	25,610
United Kingdom, 4.75%, 09/07/2015 GBP	280,000	438,649

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $12,441,535)		11,050,930

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.1%
FIXED-RATE 1.1%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$3,255,000	1,908,732
Harborview NIM Corp., Ser. 2006-14, Class N2, 8.35%, 03/19/2038 144A ☐ •	469,183	27,588

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,634,428)		1,936,320

11

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 11.7%
FIXED-RATE 5.9%
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	$1,616,196	$936,599
CSMC Mtge. Backed Trust, Ser. 2007-4R, Class 1A1, 5.69%, 10/26/2036 144A	405,000	193,732
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.88%, 07/25/2037	2,597,311	1,718,593
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	165,000	78,418
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	1,254,731	693,043
GSR Mtge. Loan Trust, Ser. 2006-8F, Class 4A3, 6.50%, 09/25/2036	580,000	334,354
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	3,402,663	1,857,106
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	743,286	410,618
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2, 5.87%, 07/25/2037	2,709,178	1,428,471
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	1,426,996	1,053,951
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	2,266,863	1,355,932

		10,060,817

FLOATING-RATE 5.8%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 3.01%, 09/25/2046	134,222	57,021
Ser. 2007-1, Class A1, 2.75%, 02/25/2047	25,437	8,603
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, FRN, 5.74%, 02/10/2051	140,000	97,275
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	165,000	78,722
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.16%, 09/25/2035	2,901,056	1,879,391
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.56%, 12/25/2036	145,000	24,764
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 3.25%, 12/25/2046	53,372	17,162
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.89%, 05/25/2046 144A	2,320,829	1,899,413
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8,Class A3, 5.96%, 07/12/2017	3,530,000	2,446,734
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.76%, 07/27/2037	3,280,447	1,816,637
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 2.99%, 04/25/2046	392,933	166,530
Ser. 2006-AR09, Class 2A, 2.89%, 11/25/2046	49,080	16,515
Ser. 2006-AR17, Class 1A1B, 2.86%, 12/25/2046	2,341,877	659,279
Ser. 2007-OA5, Class 1A1B, 2.80%, 06/25/2047	2,101,846	597,618

		9,765,664

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $33,684,840)		19,826,481

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	216,187	215,851

FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 5.42%, 11/19/2034	2,347,516	294,814
Ser. 2005-8, Class 2B3, 4.40%, 09/19/2035 ☐	1,058,068	22,008

		316,822

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,092,617)		532,673

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds, 3.75%, 11/15/2018 (cost $2,487,984)	2,415,000	2,601,421

YANKEE OBLIGATIONS – CORPORATE 4.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	5,000	5,025

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	127,363

ENERGY 0.3%
Energy Equipment & Services 0.1%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	180,000	108,900

12

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
ENERGY continued
Oil, Gas & Consumable Fuels 0.2%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	$55,000	$20,900
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	480,000	170,400
9.50%, 12/01/2016	40,000	14,475
OPTI Canada, Inc., 7.875%, 12/15/2014	205,000	92,250
TransCanada Pipelines, Ltd.:
7.125%, 01/15/2019	10,000	10,618
7.625%, 01/15/2039	35,000	36,536

		345,179

FINANCIALS 0.4%
Consumer Finance 0.1%
Avago Technologies Finance, Ltd., FRN, 7.70%, 06/01/2013	30,000	25,050
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	100,000	81,500
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	25,000	18,750
7.00%, 05/01/2017 144A	5,000	3,650
Virgin Media Finance plc:
8.75%, 04/15/2014	10,000	8,550
9.125%, 08/15/2016	40,000	33,800

		171,300

Diversified Financial Services 0.3%
Corporacion Andina De Fomento, 5.75%, 01/12/2017	55,000	44,567
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	280,000	183,400
FRN:
5.26%, 09/01/2011	15,000	10,650
6.20%, 09/01/2011 144A	40,000	28,400
Inter-American Development Bank, 7.25%, 05/24/2012	190,000	107,983
Preferred Term Securities XII, Ltd., FRN, 3.50%, 12/24/2033 • +	1,000,000	6,750
Ship Finance International, Ltd., 8.50%, 12/15/2013	110,000	86,488
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 2.71%, 01/25/2035 144A	1,000,000	101,070

		569,308

HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Covidien, Ltd., 6.55%, 10/15/2037	500,000	502,975

INDUSTRIALS 0.2%
Road & Rail 0.2%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	175,000	151,375
9.375%, 05/01/2012	180,000	172,350

		323,725

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment, Instruments & Components 0.0%
Celestica, Inc., 7.875%, 07/01/2011	30,000	28,500

MATERIALS 1.0%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033	800,000	556,707
ArcelorMittal SA, 5.375%, 06/01/2013	1,000,000	840,091
Evraz Group SA:
8.875%, 04/24/2013 144A	55,000	34,375
9.50%, 04/24/2018 144A	100,000	60,500

13

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Metals & Mining continued
Novelis, Inc., 7.25%, 02/15/2015	$250,000	$141,250
Vedanta Resources plc, 9.50%, 07/18/2018 144A	165,000	94,875

		1,727,798

Paper & Forest Products 0.0%
Cascades, Inc., 7.25%, 02/15/2013	40,000	22,800

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.8%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	193,268
Telefonica Emisiones, 7.05%, 06/20/2036	1,000,000	1,103,090

		1,296,358

Wireless Telecommunication Services 0.8%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	30,000	29,850
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	95,000	89,537
8.875%, 01/15/2015 144A	50,000	46,200
Vimpel Communications:
8.375%, 04/30/2013 144A	15,000	11,025
9.125%, 04/30/2018 144A	130,000	82,550
Vodafone Group plc, 5.625%, 02/27/2017	1,200,000	1,170,084

		1,429,246

UTILITIES 0.3%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	115,000	117,674

Multi-Utilities 0.2%
National Power Corp.:
6.875%, 11/02/2016	200,000	174,346
FRN, 6.40%, 08/23/2011	130,000	119,539

		293,885

Total Yankee Obligations – Corporate (cost $9,603,363)		7,070,036

YANKEE OBLIGATIONS – GOVERNMENT 1.5%
Argentina, 12.25%, 06/19/2018 •	159,188	22,684
Brazil:
7.125%, 01/20/2037	370,000	382,025
8.25%, 01/20/2034	410,000	464,325
Chile, 7.125%, 01/11/2012	125,000	136,975
China, 4.75%, 10/29/2013	100,000	102,714
Colombia:
7.375%, 01/27/2017	100,000	101,500
8.125%, 05/21/2024	175,000	176,750
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	210,165
Indonesia, 6.75%, 03/10/2014	90,000	80,327
Mexico, 8.375%, 01/14/2011	190,000	210,900
Peru:
8.375%, 05/03/2016	275,000	304,563
8.75%, 11/21/2033	35,000	39,725
Russia:
11.00%, 07/24/2018	55,000	69,795
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	147,000	137,429
Turkey, 7.00%, 09/26/2016	200,000	195,000

Total Yankee Obligations – Government (cost $2,842,283)		2,634,877

14

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% (cost $55,855)	50	$29,325

CLOSED END MUTUAL FUND SHARES 2.4%
BlackRock Core Bond Trust	57,443	646,808
BlackRock Income Opportunity Trust	60,387	543,483
BlackRock Income Trust	80,175	493,076
MFS Charter Income Trust	83,400	633,840
MFS Intermediate Income Trust	113,237	711,128
MFS Multimarket Income Trust	94,054	490,962
Putnam Premier Income Trust	105,043	453,786
Van Kampen Bond Fund	5,325	92,762

Total Closed End Mutual Fund Shares (cost $4,357,539)		4,065,845

	Principal
	Amount	Value

LOANS 0.4%
CONSUMER DISCRETIONARY 0.2%
Education Management, LLC, N/A, 06/01/2013 <	$30,000	23,267
Ford Motor Co., FRN, 5.00%, 12/15/2013	99,492	35,064
General Motors Corp., FRN, 2.78%, 11/29/2013	119,429	51,705
Idearc, Inc., FRN:
1.92%, 11/13/2013	10,000	3,712
2.42%-3.46%, 11/17/2014	76,491	27,346
Newsday, LLC, 9.75%, 07/15/2013	65,000	57,058
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012	140,000	42,001

		240,153

CONSUMER STAPLES 0.0%
Merisant Co., FRN, 6.92%, 01/11/2010	54,760	42,713

ENERGY 0.0%
Semgroup Energy Partners, FRN, 5.75%, 07/20/2012	50,000	36,090

FINANCIALS 0.0%
Realogy Corp., FRN:
5.71%, 09/01/2014	23,517	14,041
5.86%, 09/01/2014	6,332	3,781

		17,822

INDUSTRIALS 0.1%
Clarke American Corp., FRN, 2.91%-3.96%, 02/28/2014	83,807	44,922
Neff Corp., FRN, 3.93%, 11/30/2014	185,000	37,925

		82,847

INFORMATION TECHNOLOGY 0.0%
iPayment, Inc., 2.33%-3.47%, 05/10/2013	44,883	29,028

MATERIALS 0.1%
Graham Packaging Co., FRN, 7.71%, 10/07/2011 <	24,937	19,804
Lyondell Chemical Co., FRN, 7.00%, 12/20/2014	338,319	137,313

Total Loans (cost $1,111,109)		605,770

DEPOSITORY SHARES 1.0%
FINANCIALS 1.0%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	850,000	311,508
JPMorgan Chase & Co., 7.90%, 12/31/2049	760,000	579,032
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	300,000	186,626
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	800,000	574,052

Total Depository Shares (cost $2,707,401)		1,651,218

15

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 12.9%
MUTUAL FUND SHARES 12.9%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø ## (cost $21,857,051)	21,857,051	$21,857,051

Total Investments (cost $237,631,764) 108.7%
Other Assets and Liabilities (8.7%)		(14,824,083)

Net Assets 100.0%		$169,994,063

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
^	Security is currently paying interest in-kind
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
°

Investment in non-controlled affiliate. At January 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $800,000 and earned $15,655 of income for the period from October 3, 2008 to January 31, 2009.

Summary of Abbreviations

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TBA	To Be Announced
TRY	Turkey New Lira

16

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

At January 31, 2009, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

03/20/2014	Credit Suisse	Sun Microsystems, Inc.,	$40,000	2.00%	Quarterly	$536
	First Boston	7.46%, 03/20/2014
03/20/2014	Credit Suisse	Sun Microsystems, Inc.,	30,000	2.40%	Quarterly	(137)
	First Boston	2.40%, 03/20/2014
03/20/2014	Goldman Sachs	Motorola, Inc.,	65,000	6.15%	Quarterly	(1,795)
		6.15%, 03/20/2014
03/20/2014	UBS	Expedia, Inc., 6.60%,	40,000	6.60%	Quarterly	(1,948)
		03/20/2014
03/20/2014	UBS	Expedia, Inc., 6.65%,	20,000	6.65%	Quarterly	(1,014)
		03/20/2014
03/20/2014	UBS	Motorola, Inc., 5.80%,	25,000	5.80%	Quarterly	(344)
		03/20/2014
03/20/2014	UBS	Pulte Homes, Inc., 2.53%,	55,000	2.53%	Quarterly	123
		03/20/2014
12/20/2013	Deutsche Bank	CMBX North America AJ Index	178,200	5.00%	Monthly	5,557

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

03/20/2009	CitiBank	AIG, 6.25%, 05/01/2036	$1,000,000	1.55%	Quarterly	$(5,319)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%,	500,000	1.75%	Quarterly	(2,239)
		04/01/2012
09/10/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%,	500,000	0.75%	Quarterly	(100,630)
		08/15/2014
06/20/2012	Morgan Stanley	Dow Jones CDX, North American	976,000	0.35%	Quarterly	(52,590)
		Investment Grade Index
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%,	500,000	0.90%	Quarterly	(133,392)
		08/15/2014
06/20/2013	Deutsche Bank	LCDX North America Index	43,650	3.25%	Monthly	1,704
06/20/2013	JPMorgan	LCDX North America Index	30,000	3.25%	Monthly	(642)
09/20/2013	Deutsche Bank	General Electric Co., 4.00%,	15,000	4.00%	Quarterly	(84)
		09/20/2013
12/20/2013	JPMorgan	General Electric Co., 4.50%,	20,000	4.50%	Quarterly	334
		12/20/2013
12/20/2013	UBS	General Electric Co., 6.65%,	25,000	6.65%	Quarterly	2,544
		12/20/2013
01/25/2018	Goldman Sachs	CMBX North America AA Index	3,500,000	1.65%	Monthly	(2,276,747)
12/13/2049	Deutsche Bank	CMBX North America AA Index	10,000	0.08%	Monthly	779
12/13/2049	Goldman Sachs	CMBX North America AA Index	210,000	0.08%	Monthly	14,021
12/25/2049	Morgan Stanley	CMBX North America AJ Index	200,000	0.27%	Monthly	(124,419)

At January 31, 2009, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain (Loss)

03/02/2009	$5,950,000	JPMorgan	Agreement dated 01/12/2009 to receive the spread return on the Barclays CMBS AAA 8.5+yr Index plus 421 basis points multiplied by the notional amount and to pay the negative spread return.	$(799,211)

At January 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	203,982,000	JPY	$2,270,667	$2,089,123	$181,544
2/4/2009	14,596,725	JPY	162,486	165,000	(2,514)
2/12/2009	340,000	AUD	216,027	217,107	(1,080)
3/2/2009	1,602,763	EUR	2,051,503	2,065,000	(13,497)

17

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2009	In Exchange for		U.S. Value at January 31, 2009	Unrealized Gain (Loss)

2/4/2009	31,224,000	JPY	$347,576	251,746	EUR	$322,355	$ 25,221
2/4/2009	44,000,000	JPY	489,795	368,988	EUR	472,482	17,313
2/13/2009	82,980,000	JPY	923,846	546,856	GBP	789,463	134,383
2/19/2009	39,800,000	JPY	443,152	745,318	NZD	377,279	65,873
3/16/2009	64,000,000	JPY	712,945	1,052,112	AUD	667,023	45,922
3/18/2009	73,180	EUR	93,653	20,000,000	HUF	85,288	8,365

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/12/2009	575,000	AUD	$ 365,341	$ 381,369	$ 16,028
2/12/2009	267,000	TRY	161,752	166,045	4,293
2/12/2009	530,000	NZD	268,471	308,619	40,148
3/2/2009	228,000	EUR	291,835	299,774	7,939
3/2/2009	715,717	EUR	916,103	1,000,000	83,897
3/2/2009	784,868	EUR	1,004,615	1,110,000	105,385
3/2/2009	78,000	EUR	99,838	103,416	3,578
3/16/2009	680,000	GBP	981,305	1,015,104	33,799
4/14/2009	1,050,000	EUR	1,343,408	1,421,018	77,610

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $237,719,415. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,813,893 and $54,715,162, respectively, with a net unrealized depreciation of $52,901,269.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2009, the Fund had unfunded loan commitments of $54,937.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

18

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Credit default swaps

The Fund may enter into credit default swap contracts to provide a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$28,524,317	$0
Level 2 – Other Significant Observable Inputs	156,244,233	(2,640,706)
Level 3 – Significant Unobservable Inputs	49,596	0

Total	$184,818,146	$(2,640,706)

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of May 1, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	49,596

Balance as of January 31, 2009	$49,596

19

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 1.70%, 02/08/2047 144A + ☐ • (cost $3,988,000)	$4,000,000	$0

CORPORATE BONDS 76.6%
CONSUMER STAPLES 3.9%
Food & Staples Retailing 0.4%
Safeway, Inc., 6.25%, 03/15/2014	800,000	845,315

Food Products 2.8%
Archer Daniels Midland Co., 5.45%, 03/15/2018	2,500,000	2,488,318
General Mills, Inc., 5.65%, 02/15/2019	1,900,000	1,941,625
Kraft Foods, Inc., 6.125%, 02/01/2018	1,300,000	1,327,902

		5,757,845

Household Products 0.7%
Church & Dwight Co., 6.00%, 12/15/2012	1,500,000	1,492,500

ENERGY 8.9%
Energy Equipment & Services 1.5%
Bristow Group, Inc., 7.50%, 09/15/2017	4,300,000	3,160,500

Oil, Gas & Consumable Fuels 7.4%
El Paso Corp., 6.875%, 06/15/2014	2,900,000	2,689,750
Marathon Oil Corp., 5.90%, 03/15/2018	2,000,000	1,735,736
McMoRan Exploration Co., 11.875%, 11/15/2014	1,800,000	1,413,000
Patriot Coal Corp., 3.25%, 05/31/2013 144A	3,500,000	1,881,250
Peabody Energy Corp.:
5.875%, 04/15/2016	4,025,000	3,642,625
6.875%, 03/15/2013	570,000	558,600
Tesoro Corp., 6.50%, 06/01/2017	3,690,000	2,767,500
Williams Cos., 7.50%, 01/15/2031	925,000	755,676

		15,444,137

FINANCIALS 2.6%
Consumer Finance 0.4%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	808,500

Real Estate Investment Trusts (REITs) 1.4%
Saul Centers, Inc., 7.50%, 03/01/2014	3,000,000	2,895,000

Real Estate Management & Development 0.8%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	1,725,750

INDUSTRIALS 23.7%
Aerospace & Defense 4.9%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	7,875,000	7,245,000
6.375%, 10/15/2015	3,160,000	2,978,300

		10,223,300

Air Freight & Logistics 0.7%
Fedex Corp., 8.00%, 01/15/2019	1,500,000	1,563,031

Commercial Services & Supplies 5.2%
Allied Waste North America, Inc., 6.875%, 06/01/2017	6,700,000	6,509,124
Iron Mountain, Inc., 6.625%, 01/01/2016	4,800,000	4,350,000

		10,859,124

1

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Electrical Equipment 5.4%
Baldor Electric Co., 8.625%, 02/15/2017	$9,300,000	$7,858,500
Belden, Inc., 7.00%, 03/15/2017	700,000	535,500
General Cable Corp., 7.125%, 04/01/2017	3,450,000	2,777,250

		11,171,250

Machinery 6.3%
Actuant Corp., 6.875%, 06/15/2017	8,300,000	6,847,500
SPX Corp., 7.625%, 12/15/2014 144A	6,720,000	6,190,800

		13,038,300

Road & Rail 1.2%
Burlington Northern Santa Fe Corp., 7.00%, 02/01/2014	1,400,000	1,485,232
Union Pacific Corp., 5.45%, 01/31/2013	1,000,000	986,468

		2,471,700

INFORMATION TECHNOLOGY 1.8%
Electronic Equipment, Instruments & Components 1.8%
Agilent Technologies, Inc., 6.50%, 11/01/2017	2,845,000	2,123,272
Anixter International, Inc., 5.95%, 03/01/2015	1,930,000	1,582,600

		3,705,872

MATERIALS 16.6%
Chemicals 0.5%
Cytec Industries, Inc., 4.60%, 07/01/2013	1,000,000	839,939
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	144,045

		983,984

Construction Materials 1.3%
Texas Industries, Inc.:
7.25%, 07/15/2013 144A	2,300,000	1,748,000
7.25%, 07/15/2013	1,168,000	887,680

		2,635,680

Containers & Packaging 7.4%
Ball Corp., 6.625%, 03/15/2018	8,300,000	7,864,250
Crown Holdings, Inc., 7.75%, 11/15/2015	5,750,000	5,836,250
Greif, Inc., 6.75%, 02/01/2017	2,000,000	1,770,000

		15,470,500

Metals & Mining 7.2%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	240,000	204,534
8.375%, 04/01/2017	7,160,000	5,951,012
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	11,000,000	8,855,000

		15,010,546

Paper & Forest Products 0.2%
Glatfelter, 7.125%, 05/01/2016	475,000	402,562

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.7%
Level 3 Communications, Inc., 6.125%, 07/15/2013	300,000	283,500
Qwest Corp., 7.875%, 09/01/2011	1,275,000	1,268,625

		1,552,125

2

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.4%
Alltel Corp., 7.00%, 07/01/2012	$4,800,000	$4,968,000

UTILITIES 16.0%
Electric Utilities 10.0%
Edison Mission Energy, 7.00%, 05/15/2017	8,020,000	7,498,700
Jersey Central Power & Light Co., 7.35%, 02/01/2019	1,000,000	1,030,712
Metropolitan Edison Co., 7.70%, 01/15/2019	2,100,000	2,155,707
Mirant North America, LLC, 7.375%, 12/31/2013	850,000	824,500
NRG Energy, Inc.:
7.25%, 02/01/2014	250,000	239,375
7.375%, 02/01/2016	1,500,000	1,432,500
7.375%, 01/15/2017	8,000,000	7,520,000

		20,701,494

Independent Power Producers & Energy Traders 6.0%
AES Corp., 7.75%, 03/01/2014	1,125,000	1,077,187
Dynegy, Inc.:
6.875%, 04/01/2011	1,400,000	1,295,000
7.125%, 05/15/2018	3,815,000	2,746,800
8.375%, 05/01/2016	1,450,000	1,189,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,125,000	1,043,438
7.625%, 06/15/2014	6,265,000	5,152,962

		12,504,387

Total Corporate Bonds (cost $176,526,554)		159,391,402

YANKEE OBLIGATIONS - CORPORATE 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 3.50%, 12/24/2033 + • (cost $81,063)	105,000	709

	Shares	Value

COMMON STOCKS 16.9%
ENERGY 4.4%
Energy Equipment & Services 2.0%
Cameron International Corp. *	30,000	694,800
Halliburton Co.	35,000	603,750
National Oilwell Varco, Inc.	42,000	1,110,480
Noble Corp.	17,000	461,550
Pride International, Inc. *	65,000	1,047,800
Transocean, Ltd. *	5,000	273,100

		4,191,480

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp.	8,000	293,920
Consol Energy, Inc.	12,000	327,120
Devon Energy Corp.	6,300	388,080
Foundation Coal Holdings, Inc.	14,000	227,080
Hess Corp.	10,000	556,100

3

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Marathon Oil Corp.	30,000	$816,900
Massey Energy Co.	25,000	379,500
Occidental Petroleum Corp.	10,000	545,500
Patriot Coal Corp. *	16,000	82,080
Peabody Energy Corp.	40,000	1,000,000
XTO Energy, Inc.	10,000	370,900

		4,987,180

FINANCIALS 0.6%
Commercial Banks 0.2%
U.S. Bancorp	30,000	445,200

Real Estate Investment Trusts (REITs) 0.4%
Plum Creek Timber Co., Inc.	25,000	769,250

HEALTH CARE 5.5%
Biotechnology 0.2%
Gen-Probe, Inc. *	11,000	495,220

Health Care Equipment & Supplies 4.2%
Baxter International, Inc.	80,000	4,692,000
St. Jude Medical, Inc.	65,000	2,364,050
Varian Medical Systems, Inc. *	43,000	1,596,590

		8,652,640

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A	10,000	635,400
Thermo Fisher Scientific, Inc.	45,000	1,616,850

		2,252,250

INDUSTRIALS 1.6%
Electrical Equipment 0.8%
Ametek, Inc.	36,000	1,150,560
General Cable Corp. *	30,000	493,800

		1,644,360

Machinery 0.8%
Donaldson Co., Inc.	19,000	591,280
Flowserve Corp.	4,000	213,240
IDEX Corp.	37,000	836,570
Joy Global, Inc.	7,000	145,810

		1,786,900

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	100,000	2,615,000

MATERIALS 2.6%
Chemicals 1.7%
FMC Corp.	47,000	2,097,140
Monsanto Co.	20,000	1,521,200

		3,618,340

4

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.9%
Cliffs Natural Resources, Inc.	25,000	$579,250
Freeport-McMoRan Copper & Gold, Inc.	28,000	703,920
Nucor Corp.	5,000	203,950
Steel Dynamics, Inc.	28,000	297,360

		1,784,480

UTILITIES 0.9%
Electric Utilities 0.4%
NRG Energy, Inc. *	40,000	934,400

Gas Utilities 0.5%
Questar Corp.	28,000	951,440

Total Common Stocks (cost $62,043,866)		35,128,140

	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.2%
FINANCIALS 1.2%
Real Estate Management & Development 1.2%
Forest City Enterprises, Inc., 3.625%, 10/15/2011	$4,000,000	2,374,400

HEALTH CARE 3.5%
Health Care Equipment & Supplies 3.5%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	10,000,000	7,262,500

INDUSTRIALS 2.5%
Electrical Equipment 2.5%
General Cable Corp., 1.00%, 10/15/2012 144A	7,940,000	5,210,625

Total Convertible Debentures (cost $21,745,353)		14,847,525

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø (cost $70,179)	70,179	70,179

Total Investments (cost $264,455,015) 100.7%		209,437,955
Other Assets and Liabilities (0.7%)		(1,423,339)

Net Assets 100.0%		$208,014,616

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

5

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $264,553,343. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,682,725 and $57,798,113, respectively, with a net unrealized depreciation of $55,115,388.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$35,198,319
Level 2 – Other Significant Observable Inputs	174,239,636
Level 3 – Significant Unobservable Inputs	0

Total	$209,437,955

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FLOATING-RATE 0.2%
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045 (cost $774,373)	$1,540,000	$925,140

CORPORATE BONDS 64.1%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.9%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	305,000	96,075
8.375%, 12/15/2014	690,000	127,650
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	5,090,000	2,010,550
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	815,000	770,175
9.00%, 07/01/2015	409,000	379,348

		3,383,798

Automobiles 1.2%
Ford Motor Co.:
5.54%, 04/15/2009	4,055,000	3,877,594
7.70%, 05/15/2097	6,315,000	1,041,975

		4,919,569

Diversified Consumer Services 0.2%
Carriage Services, Inc., 7.875%, 01/15/2015	880,000	739,200
Service Corporation International, 6.75%, 04/01/2015	50,000	46,000

		785,200

Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp., 7.75%, 12/15/2012	85,000	75,650
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	2,120,000	1,197,800
8.125%, 05/15/2011	735,000	290,325
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	2,082,000	239,430
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	960,000	196,800
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,310,000	655,000
MGM MIRAGE, 8.50%, 09/15/2010	480,000	388,800
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	262,000	230,560
Seneca Gaming Corp., 7.25%, 05/01/2012	1,200,000	966,000
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,855,000	1,150,100
Six Flags, Inc.:
8.875%, 02/01/2010	237,000	67,545
9.625%, 06/01/2014	319,000	65,395
12.25%, 07/15/2016 144A	1,000	595
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	7,350,000	1,120,875
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,390,000	1,073,775

		7,718,650

Household Durables 2.9%
Centex Corp., 5.80%, 09/15/2009	1,575,000	1,535,625
D.R. Horton, Inc.:
4.875%, 01/15/2010	835,000	789,075
6.00%, 04/15/2011	160,000	140,000
9.75%, 09/15/2010	1,895,000	1,819,200
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	1,235,000	1,018,875
8.00%, 04/01/2012	755,000	286,900
11.50%, 05/01/2013	205,000	169,637
Lennar Corp.:
5.125%, 10/01/2010	1,870,000	1,547,425
7.625%, 03/01/2009	715,000	700,700

1

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Libbey, Inc., FRN, 9.57%, 06/01/2011	$1,980,000	$881,100
Meritage Homes Corp.:
6.25%, 03/15/2015	765,000	474,300
7.00%, 05/01/2014	1,320,000	864,600
Pulte Homes, Inc.:
7.875%, 08/01/2011	520,000	488,800
8.125%, 03/01/2011	565,000	533,925

		11,250,162

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	1,025,000	620,125

Media 1.6%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	280,000	239,400
10.875%, 09/15/2014 144A	3,165,000	2,753,550
CSC Holdings, Inc., 8.50%, 04/15/2014 144A	435,000	429,562
DirectTV Holdings, LLC, 7.625%, 05/15/2016	50,000	49,375
Idearc, Inc., 8.00%, 11/15/2016	4,715,000	170,919
Ion Media Networks, Inc., FRN:
4.34%, 01/15/2012 144A	650,000	104,813
7.34%, 01/15/2013 144A	2,305,696	115,285
Lamar Media Corp.:
6.625%, 08/15/2015	245,000	184,975
7.25%, 01/01/2013	215,000	177,912
Mediacom, LLC, 7.875%, 02/15/2011	505,000	477,225
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	1,391,000	417,300
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	665,000	473,812
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,185,000	266,625
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	1,235,000	314,925
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	1,815,000	13,613
10.00%, 03/01/2011 •	1,540,000	11,550

		6,200,841

Multiline Retail 0.2%
Macy’s, Inc., 7.875%, 07/15/2015	505,000	387,656
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	830,000	373,500

		761,156

Specialty Retail 0.8%
American Achievement Corp., 8.25%, 04/01/2012 144A	2,890,000	2,326,450
AutoZone, Inc., 6.50%, 01/15/2014	75,000	73,344
Best Buy, Inc., 6.75%, 07/15/2013	425,000	386,434
Staples, Inc., 9.75%, 01/15/2014	450,000	479,080

		3,265,308

Textiles, Apparel & Luxury Goods 0.8%
AAC Group Holdings Corp., Step Bond, 10.25%, 10/01/2012 ††	435,000	282,750
Oxford Industries, Inc., 8.875%, 06/01/2011	2,430,000	1,834,650
Visant Corp., 7.625%, 10/01/2012	990,000	895,950

		3,013,350

CONSUMER STAPLES 1.0%
Beverages 0.3%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	990,000	1,006,009

2

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.5%
Del Monte Foods Co.:
6.75%, 02/15/2015	$275,000	$259,875
8.625%, 12/15/2012	1,203,000	1,227,060
Tyson Foods, Inc., 7.35%, 04/01/2016	650,000	537,418

		2,024,353

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	190,000	133,950

Tobacco 0.2%
Altria Group, Inc., 9.95%, 11/10/2038	740,000	793,982

ENERGY 10.9%
Energy Equipment & Services 1.4%
Bristow Group, Inc., 7.50%, 09/15/2017	1,460,000	1,073,100
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,260,000	989,100
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	2,370,000	1,700,475
Parker Drilling Co., 9.625%, 10/01/2013	682,000	508,090
PHI, Inc., 7.125%, 04/15/2013	2,120,000	1,367,400

		5,638,165

Oil, Gas & Consumable Fuels 9.5%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,355,000	3,756,187
9.50%, 02/15/2015	1,540,000	1,516,900
Delta Petroleum Corp., 7.00%, 04/01/2015	1,975,000	720,875
El Paso Corp.:
6.75%, 05/15/2009	415,000	415,017
7.42%, 02/15/2037	1,600,000	1,168,000
12.00%, 12/12/2013	415,000	447,163
Encore Acquisition Co., 6.00%, 07/15/2015	1,720,000	1,384,600
Exco Resources, Inc., 7.25%, 01/15/2011	2,840,000	2,399,800
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	1,810,000	1,457,050
Forest Oil Corp.:
7.25%, 06/15/2019	1,060,000	887,750
7.25%, 06/15/2019 144A	1,130,000	946,375
Frontier Oil Corp., 6.625%, 10/01/2011	835,000	801,600
Inergy Holdings, LP, 8.75%, 03/01/2015 144A	880,000	836,000
Newfield Exploration Co.:
6.625%, 04/15/2016	985,000	876,650
7.125%, 05/15/2018	1,525,000	1,353,438
Peabody Energy Corp.:
5.875%, 04/15/2016	2,585,000	2,339,425
7.875%, 11/01/2026	1,535,000	1,312,425
Petrohawk Energy Corp.:
7.875%, 06/01/2015 144A	2,950,000	2,485,375
10.50%, 08/01/2014 144A	530,000	507,475
Plains Exploration & Production Co., 7.625%, 06/01/2018	1,975,000	1,698,500
Quicksilver Resources, Inc., 8.25%, 08/01/2015	340,000	275,400
Range Resources Corp.:
7.25%, 05/01/2018	185,000	168,813
7.50%, 10/01/2017	170,000	158,525
Sabine Pass LNG, LP, 7.25%, 11/30/2013	4,071,000	3,043,072
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	380,000	302,100
Southwestern Energy Co., 7.50%, 02/01/2018 144A	720,000	684,000
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	765,000	164,475
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	450,000	448,875

3

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Tesoro Corp., 6.50%, 06/01/2017	$2,900,000	$2,175,000
Williams Cos.:
7.125%, 09/01/2011	30,000	29,417
8.125%, 03/15/2012	1,525,000	1,517,375
8.75%, 03/15/2032	915,000	839,181

		37,116,838

FINANCIALS 11.7%
Capital Markets 1.2%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	50,000	23,250
12.50%, 11/30/2017	287,500	161,000
12.50%, 11/30/2017 144A	1,232,500	690,200
Goldman Sachs Group, Inc.:
6.15%, 04/01/2018	1,416,000	1,295,192
7.50%, 02/15/2019	595,000	589,925
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	225,000	32,625
Morgan Stanley:
6.625%, 04/01/2018	1,720,000	1,576,609
FRN, 1.57%, 10/15/2015	400,000	274,333

		4,643,134

Consumer Finance 7.9%
CCH II Capital Corp., 10.25%, 09/15/2010	3,185,000	1,926,925
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	7,100,000	6,016,448
9.75%, 09/15/2010	890,000	734,815
General Electric Capital Corp.:
5.875%, 01/14/2038	1,145,000	913,386
6.15%, 08/07/2037	520,000	428,231
6.875%, 01/10/2039	1,180,000	1,048,580
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	1,765,000	1,693,376
7.50%, 12/31/2013 144A	645,000	380,847
GMAC, LLC:
6.75%, 12/01/2014 144A	242,000	157,449
6.875%, 09/15/2011 144A	868,000	683,749
6.875%, 08/28/2012 144A	5,731,000	4,101,046
7.75%, 01/19/2010	2,210,000	1,912,658
8.00%, 12/31/2018 144A	956,000	377,955
8.00%, 11/01/2031 144A	2,228,000	1,336,965
FRN, 3.40%, 05/15/2009	5,160,000	4,831,050
International Lease Finance Corp.:
4.375%, 11/01/2009	295,000	269,291
4.75%, 07/01/2009	335,000	322,684
4.875%, 09/01/2010	670,000	556,596
5.00%, 04/15/2010	40,000	34,837
5.125%, 11/01/2010	55,000	44,942
5.75%, 06/15/2011	551,000	428,004
6.375%, 03/15/2009	437,000	432,417
Sprint Capital Corp., 6.875%, 11/15/2028	4,460,000	2,536,027

		31,168,278

4

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.6%
Fresenius Finance II, Inc., 9.00%, 07/15/2015 144A	$90,000	$91,125
Leucadia National Corp., 8.125%, 09/15/2015	2,560,000	2,086,400

		2,177,525

Real Estate Investment Trusts (REITs) 1.6%
Host Marriott Corp.:
7.125%, 11/01/2013	830,000	722,100
Ser. Q, 6.75%, 06/01/2016	870,000	700,350
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	2,965,000	2,742,625
Ventas, Inc.:
6.75%, 04/01/2017	990,000	831,600
7.125%, 06/01/2015	980,000	869,750
9.00%, 05/01/2012	550,000	550,000

		6,416,425

Thrifts & Mortgage Finance 0.4%
Residential Capital, LLC, 8.50%, 05/15/2010 144A ρ	2,215,000	1,572,650

HEALTH CARE 2.6%
Health Care Equipment & Supplies 0.2%
Biomet, Inc., 11.625%, 10/15/2017	685,000	640,475

Health Care Providers & Services 2.4%
HCA, Inc.:
7.875%, 02/01/2011	975,000	928,688
8.75%, 09/01/2010	910,000	898,625
9.25%, 11/15/2016	2,580,000	2,470,350
9.625%, 11/15/2016	1,705,000	1,436,462
Humana, Inc., 7.20%, 06/15/2018	1,430,000	1,204,094
Omnicare, Inc., 6.125%, 06/01/2013	2,595,000	2,374,425
Symbion, Inc., 11.00%, 08/23/2015	410,443	168,282

		9,480,926

INDUSTRIALS 6.0%
Aerospace & Defense 2.5%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	840,000	810,600
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	50,000	17,750
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	7,845,000	7,217,400
6.375%, 10/15/2015	605,000	570,213
Sequa Corp.:
11.75%, 12/01/2015 144A	50,000	20,250
13.50%, 12/01/2015 144A	368,524	130,826
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	1,770,000	1,088,550

		9,855,589

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013	520,000	291,200

Commercial Services & Supplies 2.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	2,085,000	1,902,544
9.25%, 05/01/2021	2,690,000	2,778,627
Geo Group, Inc., 8.25%, 07/15/2013	150,000	132,750
Mobile Mini, Inc., 6.875%, 05/01/2015	1,600,000	1,144,000
Toll Corp., 8.25%, 02/01/2011	2,340,000	2,281,500

		8,239,421

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.7%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	$6,050,000	$2,752,750

Road & Rail 0.3%
Kansas City Southern, 13.00%, 12/15/2013	1,020,000	1,060,800

Trading Companies & Distributors 0.3%
United Rentals, Inc., 6.50%, 02/15/2012	1,700,000	1,402,500

INFORMATION TECHNOLOGY 2.5%
Communications Equipment 0.4%
EchoStar Corp.:
6.625%, 10/01/2014	840,000	766,500
7.125%, 02/01/2016	285,000	263,625
7.75%, 05/31/2015	610,000	573,400

		1,603,525

Electronic Equipment, Instruments & Components 1.4%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	690,000	617,550
Jabil Circuit, Inc., 8.25%, 03/15/2018	6,075,000	4,677,750
Sanmina-SCI Corp., 8.125%, 03/01/2016	705,000	306,675

		5,601,975

IT Services 0.3%
iPayment, Inc., 9.75%, 05/15/2014	945,000	571,725
Unisys Corp., 6.875%, 03/15/2010	1,027,000	652,145

		1,223,870

Semiconductors & Semiconductor Equipment 0.4%
Spansion, Inc.:
11.25%, 01/15/2016 144A •	975,000	39,000
FRN, 5.33%, 06/01/2013 144A •	5,250,000	1,351,875

		1,390,875

MATERIALS 6.7%
Chemicals 2.2%
Airgas, Inc., 7.125%, 10/01/2018 144A	50,000	46,125
Huntsman, LLC:
7.375%, 01/01/2015	415,000	213,725
11.625%, 10/15/2010	1,685,000	1,621,813
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,390,000	1,986,687
Lubrizol Corp., 8.875%, 02/01/2019	485,000	497,548
MacDermid, Inc., 9.50%, 04/15/2017 144A	776,000	384,120
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	695,000	309,275
10.875%, 12/01/2014	708,396	237,313
11.50%, 12/01/2016	235,000	58,750
Mosaic Co.:
7.30%, 01/15/2028	1,295,000	1,116,343
7.625%, 12/01/2016 144A	1,820,000	1,713,257
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	3,551,000	514,895

		8,699,851

Construction Materials 1.1%
CPG International, Inc.:
10.50%, 07/01/2013	3,920,000	2,214,800
FRN, 8.56%, 07/01/2012	835,000	463,425
CRH America, Inc., 8.125%, 07/15/2018	1,005,000	764,334
Texas Industries, Inc., 7.25%, 07/15/2013 144A	940,000	714,400

		4,156,959

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 1.1%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	$568,000	$281,160
Exopack Holding Corp., 11.25%, 02/01/2014	3,780,000	2,211,300
Graham Packaging Co., 8.50%, 10/15/2012	1,685,000	1,297,450
Graphic Packaging International, Inc., 8.50%, 08/15/2011	815,000	721,275

		4,511,185

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	515,000	476,864
8.25%, 04/01/2015	610,000	519,856
8.375%, 04/01/2017	4,795,000	3,985,350
Indalex Holdings Corp., 11.50%, 02/01/2014	3,285,000	451,687

		5,433,757

Paper & Forest Products 0.9%
Georgia Pacific Corp., 8.125%, 05/15/2011	660,000	640,200
International Paper Co., 7.95%, 06/15/2018	2,520,000	2,043,639
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	825,000	342,375
11.375%, 08/01/2016	1,962,000	559,170

		3,585,384

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 1.9%
Citizens Communications Co., 7.875%, 01/15/2027	1,200,000	895,500
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	215,000	121,475
Qwest Corp.:
6.50%, 06/01/2017	1,200,000	1,014,000
7.50%, 06/15/2023	810,000	603,450
7.875%, 09/01/2011	3,460,000	3,442,700
8.875%, 03/15/2012	1,125,000	1,125,000
West Corp., 9.50%, 10/15/2014	595,000	407,575

		7,609,700

Wireless Telecommunication Services 2.3%
Centennial Communications Corp., 8.125%, 02/01/2014	2,555,000	2,631,650
Cricket Communications, Inc., 9.375%, 11/01/2014	580,000	530,700
MetroPCS Communications, Inc.:
9.25%, 11/01/2014 144A	865,000	797,963
9.25%, 11/01/2014	2,510,000	2,337,437
Sprint Nextel Corp.:
6.90%, 05/01/2019	235,000	157,702
Ser. D, 7.375%, 08/01/2015	3,295,000	1,549,355
Ser. E, 6.875%, 10/31/2013	2,015,000	977,775

		8,982,582

UTILITIES 7.8%
Electric Utilities 6.2%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,555,000	3,581,662
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,472,000	7,851,054
CMS Energy Corp., 8.50%, 04/15/2011	355,000	359,270
Energy Future Holdings Corp.:
10.875%, 11/01/2017	645,000	512,775
11.25%, 11/01/2017	2,210,000	1,292,850
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	1,943,717	1,802,798
Mirant North America, LLC, 7.375%, 12/31/2013	1,750,000	1,697,500

7

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
NRG Energy, Inc., 7.375%, 02/01/2016	$3,785,000	$3,614,675
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,254,000	3,335,350
Public Service Company of New Mexico, 7.95%, 04/01/2015	435,000	387,567

		24,435,501

Independent Power Producers & Energy Traders 1.5%
AES Corp., 8.00%, 06/01/2020 144A	640,000	585,600
Dynegy Holdings, Inc., 7.50%, 06/01/2015	155,000	124,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	4,626,000	4,290,615
7.625%, 06/15/2014	515,000	423,588
7.875%, 06/15/2017	255,000	207,825

		5,631,628

Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	435,000	393,675

Total Corporate Bonds (cost $322,071,929)		251,593,596

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.5%
FIXED-RATE 1.1%
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,220,000	2,237,335
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	748,788	433,929
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	3,400,000	1,615,891

		4,287,155

FLOATING-RATE 1.4%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 3.01%, 09/25/2046	3,870,667	1,644,362
Ser. 2007-1, Class A1, 2.75%, 02/25/2047	826,687	279,583
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	3,520,000	1,679,407
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.56%, 12/25/2036	4,550,000	777,078
MASTR Reperforming Loan Trust, Ser. 2006-OA2, Class 4A1B, 3.46%, 12/25/2046	1,654,522	532,028
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 2.89%, 11/25/2046	1,480,588	498,214

		5,410,672

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $15,404,224)		9,697,827

YANKEE OBLIGATIONS – CORPORATE 10.9%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	95,000	95,475

ENERGY 2.6%
Energy Equipment & Services 0.7%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	4,190,000	2,534,950

Oil, Gas & Consumable Fuels 1.9%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	1,675,000	636,500
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	9,020,000	3,202,100
9.50%, 12/01/2016	1,570,000	568,120
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,700,000	1,665,000
8.25%, 12/15/2014	535,000	248,775
Transcanada Pipelines, Ltd.:
7.125%, 01/15/2019	305,000	323,861
7.625%, 01/15/2039	900,000	939,504

		7,583,860

8

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 2.2%
Consumer Finance 0.6%
Avago Technologies Finance, Ltd., FRN, 7.70%, 06/01/2013	$1,080,000	$901,800
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	700,000	525,000
7.00%, 05/01/2017 144A	160,000	116,800
Virgin Media Finance plc:
8.75%, 04/15/2014	55,000	47,025
9.125%, 08/15/2016	1,000,000	845,000

		2,435,625

Diversified Financial Services 1.6%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	5,795,000	3,795,725
FRN:
6.20%, 09/01/2011 144A	670,000	475,700
6.20%, 09/01/2011	435,000	308,850
Preferred Term Securities XII, Ltd., FRN, 3.50%, 12/24/2033 • +	720,000	4,860
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,175,000	1,710,094

		6,295,229

INDUSTRIALS 1.7%
Road & Rail 1.7%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	3,610,000	3,122,650
9.375%, 05/01/2012	3,501,000	3,352,207

		6,474,857

INFORMATION TECHNOLOGY 0.1%
Electronic Equipment, Instruments & Components 0.1%
Celestica, Inc., 7.875%, 07/01/2011	525,000	498,750

MATERIALS 2.1%
Metals & Mining 1.9%
Evraz Group SA:
8.25%, 11/10/2015 144A	540,000	332,100
8.875%, 04/24/2013 144A	1,060,000	662,500
9.50%, 04/24/2018 144A	1,760,000	1,064,800
Novelis, Inc., 7.25%, 02/15/2015	5,720,000	3,231,800
Vedanta Resources plc, 9.50%, 07/18/2018 144A	4,050,000	2,328,750

		7,619,950

Paper & Forest Products 0.2%
Cascades, Inc., 7.25%, 02/15/2013	1,085,000	618,450

TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	1,690,000	1,681,550
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	2,160,000	2,035,800
8.875%, 01/15/2015 144A	886,000	818,450
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	2,360,000	1,817,200
Vimpel Communications:
8.375%, 04/30/2013 144A	50,000	36,750
9.125%, 04/30/2018 144A	3,330,000	2,114,550

		8,504,300

Total Yankee Obligations – Corporate (cost $61,969,028)		42,661,446

9

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 0.4%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Alpha Natural Resources, Inc. *	4,910	$80,131
Chesapeake Energy Corp.	7,035	111,223
Frontier Oil Corp.	17,674	252,385
Newfield Exploration Co.	1,708	32,777
Pioneer Natural Resources Co.	7,191	105,276

		581,792

INDUSTRIALS 0.1%
Construction & Engineering 0.1%
KBR, Inc.	12,660	179,266

Machinery 0.0%
Commercial Vehicle Group, Inc.	60,402	60,402

		239,668

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Cisco Systems, Inc. *	7,408	110,898

Software 0.1%
Microsoft Corp.	11,158	190,802

MATERIALS 0.1%
Chemicals 0.0%
Mosaic Co.	6,634	236,635

Metals & Mining 0.1%
AK Steel Holding Corp.	16,977	137,004
Freeport-McMoRan Copper & Gold, Inc.	4,292	107,901

		244,905

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Sprint Nextel Corp. *	15,326	37,242

Total Common Stocks (cost $1,899,493)		1,641,942

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ☐ (cost $318,090)	1,500	0

CLOSED END MUTUAL FUND SHARES 9.3%
BlackRock Limited Duration Income Trust	111,743	1,343,151
Credit Suisse Asset Management Income Fund, Inc. ρ	466,781	1,185,624
Dreyfus High Yield Strategies Fund	2,115,880	5,818,670
DWS High Income Trust	316,312	1,012,198
DWS Multi-Market Income Trust	207,036	1,322,960
DWS Strategic Income Trust	63,118	540,290
Eaton Vance Limited Duration Income Trust	842,213	9,239,077
ING Prime Rate Trust ρ	1,224,385	4,885,296
LMP Corporate Loan Fund, Inc.	302,267	2,070,529
MFS Multimarket Income Trust	73,624	384,317
Morgan Stanley High Yield Fund, Inc.	347,144	1,489,248
New America High Income Fund, Inc.	683,635	3,876,208
Nuveen Floating Rate Income Fund	28,579	192,622
Prudential High Yield Income Fund, Inc. ρ	278,800	1,023,196
Van Kampen Senior Income Trust	19,140	52,635
Wellington High Yield Plus Fund, Inc. ρ	454,707	1,095,844
Western Asset Global High Income Fund, Inc.	117,730	894,748

Total Closed End Mutual Fund Shares (cost $32,410,881)		36,426,613

10

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

DEPOSITORY SHARES 0.0%
FINANCIALS 0.0%
JPMorgan Chase & Co., 7.90%, 12/31/2049 (cost $151,728)	$205,000	$156,186

LOANS 6.4%
CONSUMER DISCRETIONARY 2.6%
Fontainebleau Resorts, LLC, FRN:
5.44%, 06/06/2014	705,310	181,279
2.00%, 06/06/2014	1,410,619	362,557
Ford Motor Co., FRN, 5.00%, 12/15/2013	2,445,838	861,987
General Motors Corp., FRN, 2.78%, 11/29/2013	2,596,751	1,124,237
Greektown Casino, LLC, FRN, 5.00%, 12/03/2012 <	730,000	291,416
Idearc, Inc., FRN:
1.92%, 11/17/2014	1,967,741	703,467
3.14%, 11/13/2013	220,000	81,655
Ion Media Networks, Inc., FRN, 4.34%, 01/15/2012	3,485,000	1,306,875
Metaldyne Corp., FRN:
4.34%, 01/11/2012	896,792	264,563
9.88%, 01/11/2014	6,098,187	1,798,965
Newsday, LLC, 9.75%, 07/15/2013	2,095,000	1,839,012
Tower Automotive Holdings, FRN, 6.07%, 07/31/2013	342,000	196,842
Tropicana Entertainment, LLC, N/A, 01/03/2012 <	4,265,000	1,279,543

		10,292,398

CONSUMER STAPLES 0.7%
Merisant Co., FRN, 6.92%, 01/11/2010 <	3,652,849	2,849,222

EDUCATION 0.1%
Education Management, LLC, N/A, 06/01/2013 <	615,000	476,969

ENERGY 0.5%
Alon Krotz Springs, Inc., FRN, 10.75%, 07/03/2014	685,000	255,272
Saint Acquisition Corp., FRN, 5.49%, 06/05/2014	1,905,000	857,174
Semgroup Energy Partners, FRN, 5.75%, 07/20/2012	1,110,000	801,209

		1,913,655

FINANCIALS 0.2%
Realogy Corp., FRN, 5.74%, 09/01/2014	1,044,697	623,757

INDUSTRIALS 0.5%
Clarke American Corp., FRN, 3.39%, 02/28/2014	1,571,659	842,425
Neff Corp., FRN:
3.93%, 05/31/2013	47,250	20,125
3.93%, 11/30/2014	4,755,000	974,775

		1,837,325

INFORMATION TECHNOLOGY 0.3%
Activant Solutions, Inc., FRN, 3.70%, 05/02/2013	885,483	539,691
iPayment, Inc., FRN, 2.96%, 05/10/2013	1,102,131	712,803

		1,252,494

MATERIALS 1.5%
Abitibi Consolidated Co. of Canada, FRN, 11.50%, 03/31/2009	2,381,877	1,679,223
Graham Packaging Co., N/A, 10/07/2011 <	603,464	479,260
Lyondell Chemical Co., FRN, 7.00%, 12/20/2014	9,180,664	3,726,156

		5,884,639

Total Loans (cost $45,056,163)		25,130,459

11

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø ##	20,119,970	$20,119,970
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ρρ	2,151,515	2,151,515

Total Short-Term Investments (cost $22,271,485)		22,271,485

Total Investments (cost $502,327,394) 99.5%		390,504,694
Other Assets and Liabilities 0.5%		1,910,179

Net Assets 100.0%		$392,414,873

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

††	The rate shown is the stated rate at the current period end.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $506,134,059. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,609,298 and $120,238,663, respectively, with a net unrealized depreciation of $115,629,365.

At January 31, 2009, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

06/20/2013	Deutsche Bank	LCDX.NA.10 V3 Index, 06/20/2013	$1,125,200	3.25%	Quarterly	$43,930
06/20/2013	JPMorgan	LCDX.NA.10 V3 Index, 06/20/2013	4,689,950	3.25%	Quarterly	(3,012)
09/20/2013	Deutsche Bank	GE 09/20/2013	430,000	4.00%	Quarterly	(2,412)
12/20/2013	CitiBank	GE 12/20/2013	655,000	6.65%	Quarterly	66,649
12/20/2013	Goldman Sachs	GE 12/20/2013	545,000	4.50%	Quarterly	9,110
12/13/2049	Deutsche Bank	Markit CMBX North America AAA.3 Index	350,000	0.08%	Monthly	27,267
12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3 Index	5,260,000	0.08%	Monthly	316,902

12

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/20/2013	Bank of America	CDX.NA.HY.11 12/20/2013	$1,633,500	5.00%	Quarterly	$(12,949)
12/20/2013	Credit Suisse First Boston	CDX.NA.HY.11 12/20/2013	2,965,050	5.00%	Quarterly	(10,182)
12/20/2013	Deutsche Bank	CDX.EM.10 12/20/2013	2,825,000	3.35%	Quarterly	(125,240)
12/20/2013	Deutsche Bank	CDX.NA.HY.11 12/20/2013	3,415,500	5.00%	Quarterly	(9,665)
12/20/2013	Goldman Sachs	CDX.NA.HY.11 12/20/2013	1,633,500	5.00%	Quarterly	(15,919)
12/20/2013	UBS	CDX.NA.HY.11 12/20/2013	3,489,750	5.00%	Quarterly	156,660
03/20/2014	Credit Suisse First Boston	Sun Microsystems, Inc. 03/20/2014	605,000	2.40%	Quarterly	(2,754)
03/20/2014	Credit Suisse First Boston	Sun Microsystems, Inc. 03/20/2014	1,135,000	2.00%	Quarterly	15,200
03/20/2014	Goldman Sachs	Motorola, Inc. 03/20/2014	1,405,000	6.15%	Quarterly	(38,801)
03/20/2014	UBS	Expedia, Inc. 03/20/2014	625,000	6.65%	Quarterly	(31,676)
03/20/2014	UBS	Expedia, Inc. 03/20/2014	1,070,000	6.60%	Quarterly	(52,100)
03/20/2014	UBS	Motorola, Inc. 03/20/2014	920,000	5.80%	Quarterly	(12,666)
03/20/2014	UBS	Pulte Homes, Inc. 03/20/2014	1,785,000	2.53%	Quarterly	3,976

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2009, the Fund had unfunded loan commitments of $2,806,048.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts to provide a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the

13

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$60,340,040	$0
Level 2 – Other Significant Observable Inputs	330,164,654	322,318
Level 3 – Significant Unobservable Inputs	0	0

Total	$390,504,694	$322,318

*	Other financial instruments include swap contracts.

14

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.2%
FIXED-RATE 14.2%
FNMA:
4.75%, 07/01/2012	$952,433	$961,342
5.08%, 02/01/2016	3,699,276	3,773,880
5.15%, 11/01/2017	4,088,693	4,124,814
5.37%, 12/01/2024	904,176	903,111
5.55%, 05/01/2016	3,300,000	3,436,885
5.63%, 02/01/2018	1,168,215	1,217,727
5.64%, 12/01/2013	3,000,000	3,156,055
5.66%, 12/01/2016	1,732,000	1,798,665
5.67%, 03/01/2016-11/01/2021	12,623,733	13,122,467
5.68%, 08/01/2016-04/01/2021	12,542,320	13,202,565
5.70%, 03/01/2016	1,021,160	1,072,267
5.75%, 05/01/2021 ##	3,849,975	3,988,874
5.79%, 10/01/2017-12/01/2017	3,270,117	3,442,711
5.82%, 12/01/2036	838,745	867,037
5.94%, 10/01/2016	1,582,608	1,681,479
5.95%, 06/01/2024	1,940,788	2,030,991
5.97%, 12/01/2017	1,384,887	1,473,832
6.07%, 09/01/2013	3,062,989	3,189,307
6.08%, 01/01/2019	4,966,338	5,151,680
6.18%, 06/01/2013	9,306,567	9,725,827
6.19%, 09/01/2018	1,733,000	1,765,632
6.32%, 08/01/2012 ##	2,905,682	3,109,116
6.35%, 10/01/2009	474,166	474,669
6.65%, 05/01/2016	1,583,706	1,708,022
7.48%, 01/01/2025	1,121,547	1,158,935
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	811,330	839,597

Total Agency Commercial Mortgage-Backed Securities (cost $86,347,078)		87,377,487

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 19.5%
FIXED-RATE 3.8%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	294,392	32,875
Ser. 1758, Class G, 5.50%, 10/15/2009	349	349
Ser. 2043, Class ZP, 6.50%, 04/15/2028	484,930	512,738
Ser. 2046, Class G, 6.50%, 04/15/2028	270,472	287,119
Ser. 2058, Class TE, 6.50%, 05/15/2028	280,853	297,282
Ser. 2072, Class A, 6.50%, 07/15/2028	1,022,879	1,065,465
Ser. 2078, Class PE , 6.50%, 08/15/2028	518,992	547,856
Ser. 2173, Class Z, 6.50%, 07/15/2029	746,062	797,369
Ser. 2262, Class Z, 7.50%, 10/15/2030	232,349	249,283
Ser. 2326, Class ZP, 6.50%, 06/15/2031	22,359	23,324
Ser. 2461 Class PZ, 6.50%, 06/15/2032	748,300	796,580
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	598,043	23,892
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,394,594	2,496,438
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	112,442	15,812
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	551,357	574,926
Ser. 1999, Class LH, 6.50%, 11/25/2029	351,173	371,232
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	238,465	247,897
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	539,452	569,560

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA :
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	$976,065	$991,118
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,041,676	2,165,349
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,194,110	2,278,737
Ser. 2003-033, Class IA , IO, 6.50%, 05/25/2033	285,664	30,171
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	2,619,850	321,768
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	4,327,906	4,497,724
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	3,991,440

		23,186,304

FLOATING-RATE 15.7%
FHLMC:
Ser. 06, Class B, 1.04%, 03/25/2023	531,656	530,108
Ser. 1220, Class A, 0.73%, 02/15/2022	193,379	191,353
Ser. 1370, Class JA, 1.53%, 09/15/2022	203,769	203,580
Ser. 1498, Class I, 1.53%, 04/15/2023	137,298	137,405
Ser. 1533, Class FA, 1.48%, 06/15/2023	45,484	45,438
Ser. 1671, Class TA, 0.875%, 02/15/2024	353,004	348,974
Ser. 1687, Class FA, 4.21%, 02/15/2009	28,926	28,897
Ser. 1939, Class FB, 1.375%, 04/15/2027	363,641	355,896
Ser. 2005-S001, Class 1A2, 0.54%, 09/25/2035	2,819,403	1,465,440
Ser. 2030, Class F, 0.83%, 02/15/2028	687,251	671,845
Ser. 2181, Class PF, 0.73%, 05/15/2029	328,915	319,380
Ser. 2315, Class FD, 0.83%, 04/15/2027	240,634	237,097
Ser. 2380, Class FL , 0.93%, 11/15/2031 ##	11,177,402	11,027,707
Ser. 2401, Class FA, 0.98%, 07/15/2029	998,874	986,970
Ser. 2691, Class FC, 1.03%, 10/15/2033	2,089,510	1,983,634
Ser. 3136, Class SA, IIFRN, 86.11%, 04/15/2036	1,879,388	2,652,570
Ser. 3425, Class JS, IIFRN, 32.20%, 10/15/2035	361,870	379,758
Ser. T-66, Class 2A1, 5.09%, 01/25/2036 ##	25,400,464	24,010,113
Ser. T-67, Class 1A1C, 5.16%, 03/25/2036	25,874,193	24,550,570
Ser. T-67, Class 2A1C, 5.11%, 03/25/2036	8,160,869	7,756,123
Ser. T-75, Class A1, 0.43%, 11/25/2036	10,330,530	9,804,345
FNMA:
Ser. 1991, Class F, 1.26%, 05/25/2021	520,595	519,726
Ser. 1991-156, Class F, 1.71%, 11/25/2021	117,480	118,179
Ser. 1994-84, Class F, 1.01%, 02/25/2024	456,906	447,217
Ser. 1997-49, Class F, 0.84%, 06/17/2027	317,119	313,246
Ser. 1999-49, Class F, 0.79%, 05/25/2018	666,654	666,364
Ser. 2000-32, Class FM, 0.78%, 10/18/2030	373,672	369,618
Ser. 2001-53, Class CF, 0.79%, 10/25/2031	7,807	7,800
Ser. 2002-07, Class FB, 0.79%, 02/25/2028	225,719	217,802
Ser. 2002-W5, Class A27, 0.89%, 11/25/2030	1,440,882	1,434,840
Ser. 2003-011, Class DF, 0.84%, 02/25/2033	1,911,797	1,877,728
Ser. 2003-011, Class FE, 0.89%, 12/25/2033	508,010	497,475
Ser. 2006-72, Class GS, IIFRN, 45.84%, 08/25/2036	892,599	1,044,724
Ser. G91, Class FA, 1.31%, 04/25/2021	18,442	18,392
Ser. G93, Class FH, 1.56%, 04/25/2023	116,462	116,555
GNMA:
Ser. 1999-40, Class FL , 0.93%, 02/17/2029	167,820	166,031
Ser. 2000-36, Class FG, 0.83%, 11/20/2030	299,452	295,614
Ser. 2002-15, Class F, 0.88%, 02/16/2032	510,516	489,506

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
GNMA :
Ser. 2002-26, Class C, 5.99%, 02/16/2024	$425,407	$432,318
Ser. 2006-47, Class SA, IO, 6.47%, 08/16/2036	1,263,077	122,566

		96,842,904

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $127,145,699)		120,029,208

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 39.3%
FIXED-RATE 30.0%
FHLMC:
5.50%, 05/01/2038 #	35,911,777	36,780,243
6.00%, 10/01/2032-11/01/2038	30,460,563	31,465,000
6.50%, 04/01/2018-07/01/2031	2,039,502	2,132,737
7.00%, 12/01/2023-05/01/2029	177,402	187,146
7.50%, 04/01/2023-08/01/2028	1,146,333	1,218,336
8.00%, 08/01/2023-11/01/2028	386,550	409,652
8.50%, 07/01/2022-08/01/2026	71,072	76,740
9.00%, 01/01/2017-10/01/2024	163,262	178,735
9.50%, 09/01/2016-05/01/2021	50,029	55,097
10.00%, 08/01/2017-08/01/2020	1,670	1,891
10.50%, 02/01/2019-05/01/2020	112,607	129,754
FHLMC 30 year:
5.50%, TBA #	30,000,000	30,698,430
6.00%, TBA #	17,240,000	17,792,214
FNMA:
4.98%, 01/01/2020	891,473	901,110
5.24%, 12/01/2012	626,014	642,781
5.39%, 01/01/2024	3,614,230	3,687,660
5.50%, 05/01/2037	19,014,219	19,306,117
5.55%, 09/01/2019	5,074,961	5,133,970
6.00%, 03/01/2024	522,647	541,069
6.50%, 06/01/2017-06/01/2047	9,537,791	9,933,673
7.00%, 11/01/2026-09/01/2047	5,231,492	5,473,931
7.50%, 12/01/2017-01/01/2033	1,835,344	1,955,131
8.00%, 08/01/2020-02/01/2030	1,900,294	2,015,295
8.50%, 08/01/2014-08/01/2029	360,660	389,486
9.00%, 06/01/2021-04/01/2025	239,240	259,470
9.50%, 10/01/2020-02/01/2023	27,588	30,320
11.00%, 01/01/2016	10,297	10,775
11.25%, 02/01/2016	79,448	91,779
FNMA 30 year, 5.00%, TBA #	6,530,000	6,639,175
GNMA:
6.00%, 05/15/2011-08/20/2034	3,267,219	3,359,424
6.50%, 12/15/2025-09/20/2033	506,401	526,963
7.00%, 12/15/2022-05/15/2032	421,982	451,983
7.34%, 10/20/2021-09/20/2022	497,064	525,631
7.50%, 02/15/2022-06/15/2032	678,471	723,249
8.00%, 04/15/2023-06/15/2025	56,707	60,319
8.50%, 07/15/2016	2,056	2,196
9.00%, 11/15/2016-04/15/2021	98,952	106,004

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA :
10.00%, 12/15/2018	$59,321	$65,677
14.00%, 02/15/2012-06/15/2012	172,096	201,533

		184,160,696

FLOATING-RATE 9.3%
FHLB, 4.57%, 07/01/2032	4,759,571	4,778,086
FHLMC, 5.88%, 02/01/2037	10,797,541	11,164,711
FNMA:
3.25%, 04/01/2029-10/01/2041	4,073,100	3,948,414
3.45%, 01/01/2041	1,780,354	1,735,240
4.37%, 02/01/2035	8,451,299	8,440,554
4.55%, 01/01/2038	4,671,993	4,692,265
5.08%, 07/01/2025	269,166	271,720
5.14%, 11/01/2018	225,706	231,974
5.35%, 05/01/2030	302,935	305,843
5.41%, 01/01/2011	4,960	4,974
SBA:
0.57%, 08/25/2031	884,035	860,752
0.60%, 09/25/2030-11/25/2030	1,460,318	1,424,088
0.625%, 03/25/2027-03/25/2035	3,011,495	3,076,706
0.66%, 10/25/2029-11/25/2029	9,883,948	9,643,756
0.68%, 10/25/2031	6,629,322	6,491,764

		57,070,847

Total Agency Mortgage-Backed Pass Through Securities (cost $239,699,682)		241,231,543

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.8%
FIXED-RATE 1.8%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	950,578	985,242
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,312,620	1,387,583
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,380,627	3,782,617
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	326,348	346,202
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	947,030	985,167
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,673,886	1,764,192
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,507,760	1,638,166

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $10,509,358)		10,889,169

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 0.87%, 05/25/2034 ☐ +	778,579	514,337
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030 ☐ +	370,000	258,659
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036 ☐ +	229,424	219,237
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 0.62%, 01/20/2035 ☐ +	308,067	278,328
Lehman XS Trust:
Ser. 2005-02, Class 2A1B, 5.18%, 08/25/2035 ☐ +	110,456	108,543
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035 ☐ +	139,368	136,794

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Lehman XS Trust:
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036 ☐ +	$318,864	$229,190
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A ☐ + •	4,000,000	0
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036 ☐ +	365,885	336,288

Total Asset-Backed Securities (cost $6,626,581)		2,081,376

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FIXED-RATE 0.4%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-05, Class A2, 5.32%, 10/10/2011	1,025,000	845,421
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	626,715
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	713,943

		2,186,079

FLOATING-RATE 0.6%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 1.03%, 11/15/2019 144A	1,900,000	1,502,409
Ser. 2004-TF2A, Class J, 1.28%, 11/15/2019 144A	1,828,000	1,443,978
Ser. 2005-TFLA, Class J, 1.28%, 02/15/2020 144A	961,000	836,255

		3,782,642

Total Commercial Mortgage-Backed Securities (cost $7,174,161)		5,968,721

U.S. TREASURY OBLIGATIONS 28.8%
U.S. Treasury Bonds, 5.50%, 08/15/2028	22,400,000	27,265,011
U.S. Treasury Notes:
1.50%, 12/31/2013	105,000,000	103,498,920
4.25%, 11/15/2017	28,875,000	32,116,681
4.75%, 08/15/2017	12,100,000	13,877,199

Total U.S. Treasury Obligations (cost $175,364,873)		176,757,811

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 184,818,1460.3%
FIXED-RATE 0.3%
Citigroup Mtge. Loan Trust, Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036 ☐ +	10,561	10,422
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036 ☐ +	4,050,000	1,005,777
Residential Accredit Loans, Inc., Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036 ☐ +	167,899	167,549
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036 ☐ +	764,297	368,496

		1,552,244

FLOATING-RATE 0.0%
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036 ☐ +	171,528	160,923
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036 ☐ +	67,747	67,682

		228,605

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $5,210,278)		1,780,849

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.8%
FIXED-RATE 0.8%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.68%, 03/25/2034 ☐ + (cost $10,701,961)	$10,733,827	$4,741,453

YANKEE OBLIGATIONS - CORPORATE 0.3%
FINANCIALS 0.3%
Diversified Financial Services 0.3%
MMCAPS Funding XIX, Ltd., FRN, 2.10%, 01/12/2038 144A ☐ +	5,000,000	500,400
Preferred Term Securities XIV, Ltd., FRN, 3.44%, 06/24/2034 144A ☐ +	7,500,000	936,375
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 2.71%, 01/25/2035 144A	2,200,000	222,354

Total Yankee Obligations - Corporate (cost $14,246,922)		1,659,129

	Shares	Value

SHORT-TERM INVESTMENTS 8.5%
MUTUAL FUND SHARES 8.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø ## (cost $52,364,484)	52,364,484	52,364,484

Total Investments (cost $735,391,077) 114.8%		704,881,230
Other Assets and Liabilities (14.8%)		(91,013,278)

Net Assets 100.0%		$613,867,952

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

6

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $736,447,637. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,833,424 and $38,399,831, respectively, with a net unrealized depreciation of $31,566,407.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$229,122,295
Level 2 – Other Significant Observable Inputs	475,758,935
Level 3 – Significant Unobservable Inputs	0

Total	$704,881,230

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Financial Officer

Date: April 1, 2009